Interest Revenue and Expenses (Details) - Schedule of interest revenue $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Schedule of interest revenue [Abstract]
Commercial loans	$ 826,440		$ 910,229	$ 851,328
Consumer loans	533,267		638,198	613,293
Residential mortgage loans	520,271		532,009	502,832
Financial investments	36,748		45,294	52,909
Repurchase agreements	1,406		2,480	2,767
Loans and advances to banks	10,797		27,457	24,138
Gain (loss) from accounting hedges	(62,826)		(59,874)	(58,560)
Other interest revenue	10,692		17,755	11,910
Total	$ 1,876,795	$ 2,636,318	$ 2,113,548	$ 2,000,617